Revenues and Cost of Revenues	12 Months Ended
Dec. 31, 2021
Disclosure Of Revenues And Cost Of Revenues [Abstract]
REVENUES AND COST OF REVENUES

NOTE 17 - REVENUES AND COST OF REVENUES:

a.	Revenues

	Year ended December 31
	2021	2020	2019
	U.S. dollar in thousands

Software as a Service	7,328	3,839	1,976
Advertising services	2,325	-	-
Software licenses	227	447	625
Software support services	401	587	655
Other services	-	13	28
	10,281	4,886	3,284

b.

Revenue recognized in relation to contract liabilities

The following table includes revenue expected to be recognized in the future related to performance obligations that are unsatisfied at December 31, 2021:

	2022	2023 and thereafter	Total
	U.S. dollar in thousands

Contracts with customers	514	18	532

The Company recognized $441 thousand, $562 thousand and $495 thousand of revenue in 2021, 2020 and 2019, respectively, related to contract liability balances at the beginning of the respective annual periods.

c.	Cost of revenues

	Year ended December 31
	2021	2020	2019
	U.S. dollar in thousands

Payroll and related expenses	465	257	206
Clearing fees	213	-	-
Traffic acquisition costs	1,118	-	-
Share-based payment	53	5	31
Internet services providers	1,747	973	360
Networks and servers	341	129	88
Amortization of and depreciation	1,156	1,084	863
Impairment of intangible assets	-	-	270
Other	52	51	71
	5,145	2,499	1,889